CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS USED IN OPERATING ACTIVITIES:
Loss for the year	$ (10,304)	$ (11,197)	$ (1,199)
Adjustments required to reflect net cash used in operating activities (see appendix A)	508	6,671	(1,943)
Net cash used in operating activities	(9,796)	(4,526)	(3,142)
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Decrease (increase) in restricted deposits		1,053	(1,075)
Purchase of short-term bank deposits	(4,000)
Purchase of property and equipment	(68)	(51)	(41)
Net cash provided by (used in) investing activities	(4,068)	1,002	(1,116)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Issuance of ordinary shares and tradable warrants, net of issuance costs	9,624
Proceeds from convertible loan and warrants, net			7,216
Proceeds from issuance of preferred shares and warrants, net		12,087
Payment for maturity of Convertible loans		(980)
Net cash generated from financing activities	9,624	11,107	7,216
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,240)	7,583	2,958
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	11,746	4,163	1,205
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	7,506	11,746	4,163
Adjustments required to reflect net cash used in operating activities:
Depreciation and amortization	54	43	35
Income from change in fair value of financial liabilities at fair value through profit or loss	(523)	(251)	(4,311)
Issuance costs	270	1,091	363
Financial expenses	21	48	105
Net changes in severance pay obligation	(5)	19	22
Share-based compensation	1,233	4,885	1,490
Total adjustments	1,050	5,835	(2,296)
Changes in working capital:
Decrease (increase) in other current assets	451	(454)	500
(Increase) decrease in accounts receivable	(725)
Increase (decrease) in accounts payable:
Trade	(123)	543	(298)
Other	(334)	820	151
Increase in contract liabilities	225
Changes in working capital	(506)	909	353
Cash used for operating activities -
Interest paid	(36)	(73)
Cash used for operating activities	508	$ 6,671	$ (1,943)
Supplementary information on financing activities not involving cash flows:
Conversion of preferred shares into ordinary shares	32,621
Conversion of convertible loan into ordinary shares	$ 4,138